International Operations (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loans:
Accrued interest receivable	$ 31,461,000	$ 30,654,000
International banking services
Loans:
Commercial	150,078,000	142,145,000
Others	35,143,000	39,697,000
Total loans	185,221,000	181,842,000
Less allowance for probable loan losses	(1,060,000)	(1,133,000)
Net loans	184,161,000	180,709,000
Accrued interest receivable	702,000	617,000
Outstanding standby and commercial letters of credit	114,672,000
Revenues	$ 6,034,000	$ 6,085,000	$ 7,714,000